Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2019